Employee Benefits - Stock Option Transactions (Detail) - 12 months ended Dec. 31, 2018	€ / shares shares	€ / shares $ / shares shares	$ / shares shares
Euro [Member]
Number of shares
Outstanding, January 1, 2018	207,796	207,796
Granted	0	0
Exercised	(90,710)	(90,710)
Forfeited	0	0
Expired	(197)	(197)
Outstanding, December 31, 2018	116,889	116,889
Exercisable, December 31, 2015	116,692	116,692	116,692
Weighted average fair value at grant date (EUR and USD-denominated)
Outstanding, January 1, 2018 | € / shares	€ 42.67
Granted | € / shares	0.00
Exercised | € / shares	19.86
Forfeited | € / shares	0.00
Expired | € / shares	0.00
Outstanding, December 31, 2018 | € / shares	60.41
Exercisable, Weighted average exercise price | € / shares	€ 60.49	€ 60.49
USD denominated [Member]
Number of shares
Outstanding, January 1, 2018	118,659	118,659
Granted	0	0
Exercised	(46,208)	(46,208)
Forfeited	0	0
Expired	(2,152)	(2,152)
Outstanding, December 31, 2018	70,299	70,299
Exercisable, December 31, 2015	70,299	70,299	70,299
Weighted average fair value at grant date (EUR and USD-denominated)
Outstanding, January 1, 2018 | $ / shares		€ 62.85
Granted | $ / shares		0.00
Exercised | $ / shares		36.65
Forfeited | $ / shares		0.00
Expired | $ / shares		0.00
Outstanding, December 31, 2018 | $ / shares		€ 81.43
Exercisable, Weighted average exercise price | $ / shares			$ 81.43